Summary of Material Accounting Policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Machinery
Office equipment
Estimated useful lives of property, plant and equipment	3 years
Office equipment
Office equipment
Estimated useful lives of property, plant and equipment	5 years
Minimum | Leasehold improvements
Office equipment
Estimated useful lives of property, plant and equipment	2 years
Maximum | Leasehold improvements
Office equipment
Estimated useful lives of property, plant and equipment	3 years